INCOME TAXES	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
INCOME TAXES [Text Block]
11. INCOME TAXES

	2018	2017
Current Tax Expense

Current year	$2,640	$2,410
Prior years	185	274
Total current tax expense	$2,825	$2,684

Deferred Tax Expense (recovery)
Current year movement in recognized temporary differences and losses	279	(1,223)

Total deferred tax expense (recovery)	$279	$(1,223)

Total income tax expense	$3,104	$1,461

Reconciliation of effective tax rate

The total provision for income taxes differs from that amount which would be computed by applying the Canadian statutory income tax rate to income before income taxes. The reasons for these differences are as follows:

	2018	2017
Income tax expense at statutory rate of 26.5% (2017 – 26.5%)	$2,887	$1,284

Increase in taxes resulting from:
Tax cost of non-deductible items	124	126
Other differences	93	51
Income tax expense	$3,104	$1,461

Recognized deferred tax assets

Deferred tax assets are attributable to the following:

	2018	2017
Deferred tax assets
Forward exchange contracts	$233	$-
Fixed and Intangible assets	975	873
Reserves	237	269
Restricted Share Units	1,044	1,482
Tax losses	215	67
	$2,704	$2,691
Deferred tax liabilities
SRED	$59	$-
Forward exchange contracts	-	134
Net deferred tax assets	$2,645	$2,557

The Corporation has capital losses of $10,456 (2017 – $10,456) which can be carried forward indefinitely and are not included as part of the recognized deferred tax assets.

The Corporation has non-capital loss carry-forwards in Canada for income tax purposes in the amount of approximately $813 (2017 – $253). The losses may be used to reduce future years' taxable income and expire approximately as follows:

Total
2032	$219
2036	244
2037	350
Total	$813

Management has concluded the deferred tax asset meets the relevant recognition criteria under IFRS. Management's conclusion is supported by management’s forecasts and the future reversal of existing taxable temporary differences which are expected to produce sufficient taxable income to realize the deferred tax assets.

Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items:

	2018	2017

Capital losses	$1,385	$1,385

Temporary Differences Associated with Points International Ltd. Investments

The temporary difference associated with the investments in the Corporation’s subsidiaries is $369 (2017- $287). A deferred tax liability associated with these investments has not been recognized as the Corporation controls the timing of the reversal and it is probable that the temporary difference will not reverse in the foreseeable future.

As at December 31, 2018 and 2017, no deferred tax liability was recognized for taxes that would be payable on the unremitted earnings of certain subsidiaries of Points International Ltd. as the Corporation has determined that the undistributed profits of its subsidiaries will not be distributed in the foreseeable future.